Statements of Consolidated and Combined Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Net Income		$ 307.1		$ 268.1
Net unrealized gain on cash flow hedges	[1]	0.2		1.0
Unrecognized pension and OPEB benefit (costs)	[3]	5.2	[2]	(9.7)
Total other comprehensive income (loss)	[4]	5.4		(8.7)
Total Comprehensive Income		312.5		259.4
Less: Comprehensive Income-noncontrolling interest		40.0		0.0
Comprehensive Income-controlling interests		$ 272.5		$ 259.4
Predecessor
Net Income					$ 280.7
Net unrealized gain on cash flow hedges	[1]				1.1
Unrecognized pension and OPEB benefit (costs)	[3]				8.2
Total other comprehensive income (loss)	[4]				9.3
Total Comprehensive Income					290.0
Less: Comprehensive Income-noncontrolling interest					0.0
Comprehensive Income-controlling interests					$ 290.0

[1]	Net unrealized gain on derivatives qualifying as cash flow hedges, net of $0.2 million, $0.7 million and $0.6 million tax expense in 2015, 2014 and 2013, respectively.
[2]	Unrecognized pension and OPEB costs are primarily related to pension and OPEB remeasurement recorded during 2015.
[3]	Unrecognized pension and other postretirement ("OPEB") benefit (costs), net of $1.2 million tax benefit, $6.1 million tax benefit, and $5.3 million tax expense in 2015, 2014 and 2013, respectively.
[4]	All amounts are net of tax. Amounts in parentheses indicate debits.